                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


         (s) Marc D. Hamburg               Omaha, NE         November 24, 2009
-------------------------------------   ---------------   ----------------------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21
Form 13F Information Table Entry Total:           114
Form 13F Information Table Value Total:   $56,546,051
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   -------------------------------------------------
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2009

      Column 1      Column 2   Column 3    Column 4     Column 5          Column 6            Column 7             Column 8
------------------- -------- ----------- ------------ ------------ ---------------------- --------------- --------------------------
                                                                    Investment Discretion
                                            Market                 ----------------------                      Voting Authority
                                            Value       Shares or                    (c)                  --------------------------
                    Title of    CUSIP        (In        Principal   (a) (b) Shared Shared      Other          (a)       (b)    (c)
Name of Issuer        Class     Number    Thousands)    Amount $   Sole  - Defined -Other     Managers        Sole    Shared   None
------------------- -------- ----------- ------------ ------------ ---- ---------- ------ --------------- ----------- ------ -------
American Express
   Co.                 Com   025816 10 9      583,941   17,225,400           X            4,2,5,17         17,225,400
                                              271,018    7,994,634           X            4,13,17           7,994,634
                                            4,076,674  120,255,879           X            4,14,17         120,255,879
                                               65,871    1,943,100           X            4,3,17,19,20,21   1,943,100
                                               47,450    1,399,713           X            4,16,17           1,399,713
                                               28,470      839,832           X            4,8,17              839,832
                                               66,178    1,952,142           X            4,17              1,952,142
Bank of America
   Corp.               Com   060505 10 4       84,600    5,000,000           X            4,9,10,11,14,17   5,000,000
Beckton Dickinson &
   Co.                 Com   075887 10 9       83,700    1,200,000           X            4,9,10,11,14,17   1,200,000
Burlington Northern
   Santa Fe            Com   12189T 10 4    6,129,110   76,777,029           X            4,14,17          76,777,029
Carmax Inc.            Com   143130 10 2      188,100    9,000,000           X            4,9,10,11,14,17   9,000,000
Coca Cola              Com   191216 10 0       21,480      400,000           X            4,17                400,000
                                               95,371    1,776,000           X            4,15,17           1,776,000
                                              386,941    7,205,600           X            4,3,17,19,20,21   7,205,600
                                            2,155,604   40,141,600           X            4,2,5,17         40,141,600
                                            7,515,079  139,945,600           X            4,14,17         139,945,600
                                              490,775    9,139,200           X            4,13,17           9,139,200
                                               25,776      480,000           X            4,16,17             480,000
                                               48,974      912,000           X            4,7, 17             912,000
Comcast Corp         CLA SPL 20030N 20 0      192,960   12,000,000           X            4,9,10,11,14,17  12,000,000
Comdisco Holding
   Co.                 Com   200334 10 0       10,038    1,218,199           X            4,14,17           1,218,199
                                                2,496      302,963           X            4,2,5,17            302,963
                                                  142       17,215           X            4,13,17              17,215
ConocoPhillips         Com   20825C 10 4    2,232,266   49,430,168           X            4,14,17          49,430,168
                                               90,320    2,000,000           X            4,13,17           2,000,000
                                              270,960    6,000,000           X            4,9,10,11,14,17   6,000,000
Costco Wholesale
   Corp.               Com   22160K 10 5      296,221    5,254,000           X            4,14,17           5,254,000
Exxon Mobil Corp.      Com   30231G 10 2       58,627      854,490           X            4,14,17             854,490
                                               28,940      421,800           X            4                   421,800
Gannett Inc.           Com   364730 10 1       43,129    3,447,600           X            4,14,17           3,447,600
General Electric
   Co.                 Com   369604 10 3      127,713    7,777,900           X            4                 7,777,900
GlaxoSmithKline        ADR   37733W 10 5       59,680    1,510,500           X            4,14,17           1,510,500
Home Depot Inc.        Com   437076 10 2       73,470    2,757,898           X            4,9,10,11,14,17   2,757,898
Ingersoll-Rd
   Company LTD.        CLA   G4776G 10 1       19,506      636,600           X            4                   636,000
                                              219,167    7,146,000           X            4,9,10,11,14,17   7,146,000
Iron Mountain Inc.     Com   462846 10 6       89,902    3,372,200           X            4,9,10,11,14,17   3,372,200
                                          ----------
                                          26,180,649
                                          ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2009

      Column 1      Column 2   Column 3   Column 4    Column 5          Column 6            Column 7             Column 8
------------------- -------- ----------- ---------- ------------ ---------------------- --------------- --------------------------
                                                                  Investment Discretion
                                           Market                ----------------------                      Voting Authority
                                            Value     Shares or                    (c)                  --------------------------
                    Title of    CUSIP        (In      Principal   (a) (b) Shared Shared      Other          (a)       (b)    (c)
Name of Issuer        Class     Number   Thousands)   Amount $   Sole  - Defined -Other     Managers        Sole    Shared   None
------------------- -------- ----------- ---------- ------------ ---- ---------- ------ --------------- ----------- ------ -------
Johnson & Johnson   Com      478160 10 4    302,818    4,973,200           X            4                 4,973,200
                                          1,051,244   17,264,633           X            4,14,17          17,264,633
                                             19,807      325,300           X            4,3,17,19,20,21     325,300
                                            553,320    9,087,200           X            4,13,17           9,087,200
                                             48,225      792,000           X            4,2,5,12,17         792,000
                                             35,012      575,000           X            4,18                575,000
                                            237,307    3,897,300           X            4,9,10,11,14,17   3,897,300
Kraft Foods Inc.    Com      50075N 10 4  2,343,872   89,222,400           X            4,14,17          89,222,400
                                            808,861   30,790,300           X            4,2,5,17         30,790,300
                                            262,700   10,000,000           X            4,3,17,19,20,21  10,000,000
                                              6,825      259,800           X            4,2,5,12,17         259,800
                                            210,160    8,000,000           X            4                 8,000,000
Lowes Companies
   Inc.             Com      548661 10 7    136,110    6,500,000           X            4,9,10,11,14,17   6,500,000
M & T Bank
   Corporation      Com      55261F 10 4    374,129    6,003,360           X            4,14,17           6,003,360
                                             34,027      546,000           X            4,9,10,11,14,17     546,000
                                             10,326      165,700           X            4,13,17             165,700
Moody's             Com      615369 10 5    480,808   23,499,912           X            4,14,17          23,499,912
                                            321,619   15,719,400           X            4,9,10,11,14,17  15,719,400
NRG Energy, Inc.    Com      629377 50 8    169,140    6,000,000           X            4,9,10,11,14,17   6,000,000
Nalco Holding Co.   Com      62985Q 10 1    184,410    9,000,000           X            4,9,10,11,14,17   9,000,000
Nestle              ADR      641069 40 6    144,697    3,400,000           X            4,9,10,11,14,17   3,400,000
Nike Inc.           Com      654106 10 3    494,373    7,641,000           X            4,9,10,11,14,17   7,641,000
Norfolk Southern
   Corp.            Com      655844 10 8     83,332    1,933,000           X            4,2,5,17          1,933,000
Procter & Gamble
   Co.              Com      742718 10 9  3,226,162   55,700,318           X            4,14,17          55,700,318
                                          1,174,618   20,280,000           X            4,2,5,17         20,280,000
                                            361,421    6,240,000           X            4,13,17           6,240,000
                                            361,421    6,240,000           X            4,3,17,19,20,21   6,240,000
                                             45,178      780,000           X            4,15,17             780,000
                                             90,355    1,560,000           X            4,7,17            1,560,000
                                             66,069    1,140,692           X            4,9,10,11,14,17   1,140,692
                                            253,400    4,375,000           X            4                 4,375,000
Republic Services
   Inc.             Com      760759 10 0     96,316    3,625,000           X            4,9,10,11,14,17   3,625,000
Sanofi Aventis      ADR      80105N 10 5     18,050      488,500           X            4,9,10,11,14,17     488,500
                                            107,012    2,896,133           X            4,14,17           2,896,133
                                              6,256      169,300           X            4,13,17             169,300
                                             12,932      350,000           X            4,2,5,12,17         350,000
Sun Trusts Banks
   Inc.             Com      867914 10 3     50,056    2,219,778           X            4,14,17           2,219,778
                                             19,393      860,000           X            4,2,5,17            860,000
                                         ----------
                                         14,201,761
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2009

      Column 1      Column 2   Column 3    Column 4     Column 5          Column 6            Column 7             Column 8
------------------- -------- ----------- ------------ ------------ ---------------------- --------------- --------------------------
                                                                    Investment Discretion
                                            Market                 ----------------------                      Voting Authority
                                            Value       Shares or                    (c)                  --------------------------
                    Title of    CUSIP        (In        Principal   (a) (b) Shared Shared      Other          (a)       (b)    (c)
Name of Issuer        Class     Number    Thousands)    Amount $   Sole  - Defined -Other     Managers        Sole    Shared   None
------------------- -------- ----------- ------------ ------------ ---- ---------- ------ --------------- ----------- ------ -------
Torchmark Corp.     Com      891027 10 4        3,368       77,551           X            1,4,14,17            77,551
                                               19,532      449,728           X            4,2,5,17            449,728
                                               71,959    1,656,900           X            4,14,17           1,656,900
                                               27,782      639,700           X            4,13,17             639,700
The Travelers
   Companies        Com      89417E 10 9        1,346       27,336           X            4,14,17              27,336
US Bancorp          Com      902973 30 4      509,498   23,307,300           X            4,2,5,17         23,307,300
                                              454,006   20,768,826           X            4,14,17          20,768,826
                                              182,859    8,365,000           X            4                 8,365,000
                                              218,600   10,000,000           X            4,3,17,19,20,21  10,000,000
                                               47,524    2,174,000           X            4,2,5,12,17       2,174,000
                                               38,146    1,745,000           X            4,18              1,745,000
                                               58,569    2,679,300           X            4,9,10,11,14,17   2,679,300
USG Corporation     Com      903293 40 5      293,300   17,072,192           X            4,14,17          17,072,192
Union Pacific Corp. Com      907818 10 8      519,665    8,906,000           X            4,2,5,17          8,906,000
                                               38,044      652,000           X            4,14,17             652,000
United Parcel
   Service Inc.     Com      911312 10 6       80,707    1,429,200           X            4                 1,429,200
United Health Group
   Inc.             Com      91324P 10 2       85,136    3,400,000           X            4,9,10,11,14,17   3,400,000
Wal-Mart Stores,
   Inc.             Com      931142 10 3    1,604,784   32,690,642           X            4,14,17          32,690,642
                                               46,439      946,000           X            4,9,10,11,14,17     946,000
                                              206,178    4,200,000           X            4                 4,200,000
Washington Post Co. Cl B     939640 10 8      418,606      894,304           X            4,14,17                            894,304
                                               69,421      148,311           X            4,5,1,6,14,17                      148,311
                                              303,393      648,165           X            4,13,17                            648,165
                                               17,312       36,985           X            4,15,17                             36,985
Wells Fargo & Co.
   Del              Com      949746 10 1    1,507,332   53,489,420           X            4,2,5,17         53,489,420
                                              356,285   12,643,200           X            4,3,17,19,20,21  12,643,200
                                            1,079,661   38,313,040           X            4,13,17          38,313,040
                                               78,566    2,788,000           X            4,15,17           2,788,000
                                               28,180    1,000,000           X            4,17              1,000,000
                                            4,043,250  143,479,420           X            4,14,17         143,479,420
                                               45,362    1,609,720           X            4,16,17           1,609,720
                                               47,906    1,700,000           X            4,8,17            1,700,000
                                               23,108      820,000           X            4,7,17              820,000
                                              619,960   22,000,000           X            4,9,10,11,14,17  22,000,000
                                              450,880   16,000,000           X            4,1,6,14,17      16,000,000
                                              417,426   14,812,857           X            4                14,812,857
                                               76,086    2,700,000           X            4,2,5,12,17       2,700,000
                                               56,360    2,000,000           X            4,18              2,000,000
Wellpoint Inc.      Com      94973V 10 7      160,750    3,394,213           X            4,9,10,11,14,17   3,394,213
Wesco Finl Corp.    Com      950817 10 6    1,856,355    5,703,087           X            4,3,17            5,703,087
                                          -----------
                                           16,163,641
                                          -----------
   GRAND TOTAL                            $56,546,051
                                          ===========